Trade and Other Receivables, Net	6 Months Ended
Jun. 30, 2023
Trade and Other Receivables, Net [Abstract]
Trade and other receivables, net

Note 13. Trade and other receivables, net

	As of June 30, 2023	As of December 31, 2022
Trade receivables, net of discounts [1]	$137,587	$126,456
Other receivables	12,860	15,211
Impairment of trade and other receivables [2]	(13,906)	(12,065)
Trade receivables, net of discounts and impairment	$136,541	$129,602

[1]	Discount and return provision amounts to $14,793 (as of December 31, 2022: $13,443).
[2]	Total impairment balance is comprised of $11,744 (as of December 31, 2022: $10,768) for trade receivables and $2,162 (as of December 31, 2022 $1,297) for other receivables.

Refer to Note 18. Financial instruments for the Group’s disclosures on credit risk management and expected credit losses.

The Group has entered into factoring arrangements to sell certain trade receivables to third parties under recourse programs, retaining all risk and rewards incidental to the trade receivables, so no derecognition of the financial assets has been performed. Trade receivables which collateralize factoring obligations as of June 30, 2023 amounts to 4,225 (as of December 31, 2022: $2,547).